Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Amortized cost	$ 82,129	$ 78,180
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	79,431	77,229
Non-investment grade	631	423
Impaired	146	150
Carrying amount of securities measured at FVOCI subject to impairment	80,208	77,802
Items not subject to impairment	573	533
Carrying amount of securities measured at FVOCI	80,781	78,335
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	72,764	66,033
Non-investment grade	1,029	1,139
Amount before allowance for credit losses	73,793	67,172
Allowance for credit losses	25	23
Amortized cost	73,768	67,149
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	79,395	77,147
Non-investment grade	617	423
Carrying amount of securities measured at FVOCI subject to impairment	80,012	77,570
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	72,764	66,033
Non-investment grade	813	928
Amount before allowance for credit losses	73,577	66,961
Allowance for credit losses	9	5
Amortized cost	73,568	66,956
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	36	82
Non-investment grade	14
Carrying amount of securities measured at FVOCI subject to impairment	50	82
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	216	211
Amount before allowance for credit losses	216	211
Allowance for credit losses	16	18
Amortized cost	200	193
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	146	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 146	$ 150